Trade and other receivables (Details) - Schedule of trade and other receivables - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade and Other Receivables [Abstract]
Trade receivables – outside parties	€ 31,660	€ 120,363
Other receivables – outside parties	592	1,397
Other receivables – related parties	4,409	2,667
Trade and other receivables	€ 36,661	€ 124,427